Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 2,405,730	[1]	¥ 2,200,812	[1]	¥ 2,082,996
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	110,000		124,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		92,000		79,000
Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	323,000		338,000
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	1,330,000		1,162,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	19,000		10,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	4,000		2,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		184,000		254,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		25,000		25,000
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		108,000		111,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	5,000		2,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	9,000		7,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		181,000		71,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		16,000		16,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	1,899		1,683
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	92,000		78,000
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	1,330,000		1,162,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	10,000		10,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		184,000		254,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		108,000		111,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		175,000		68,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	184		180
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	110,000		124,000
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets				1,000
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	9,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	4,000		2,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		25,000		25,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	5,000		2,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	9,000		7,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		6,000		3,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 16,000		¥ 16,000

[1]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[2]	Investments in this class are measured at conversion value, which is equivalent to fair value.
[3]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,162 billion and ¥1,330 billion carried at fair value at March 31, 2017 and 2018, respectively, which are well-diversified across industries.
[4]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
[5]	Amounts primarily include cash and short-term assets carried at fair value.